Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE COMPANY
Entity Central Index Key	0000045947
Document Type	POS AM
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false